Long-term investments	12 Months Ended
Dec. 31, 2024
Available-for-sale financial assets [abstract]
Long-term investments	Long-term investments

	2024			2023
	Cost	AOCI	Fair value	Cost	AOCI	Fair value
	$	$	$	$	$	$

Snowline Gold Corp.	39,011	16,566	55,577	32,759	19,909	52,668
Founders Metals Inc.	8,705	5,500	14,205	—	—	—
St. Augustine Gold & Copper Ltd.	20,193	(16,408)	3,785	20,193	(15,562)	4,631
AuMEGA Metals Ltd.	3,839	(1,813)	2,026	2,885	(1,253)	1,632
RTG Mining Inc.	13,400	(13,023)	377	13,400	(13,092)	308
West African Resources Ltd.	—	—	—	20,530	(6,261)	14,269
Osino Resources Corp.	—	—	—	6,955	5,340	12,295
Other	1,563	(816)	747	899	(695)	204
	86,711	(9,994)	76,717	97,621	(11,614)	86,007

On June 20, 2024, the Company sold 79 million of its 111 million shares in its associate Calibre Mining Corp ("Calibre") for proceeds of $100 million (see Note 10). As a result of the decreased shareholding and no longer having the right to nominate a member to the Board of Directors of Calibre, the Company determined it no longer had significant influence over Calibre. The remaining investment of 32 million shares, valued at $43 million, was reclassified to Long-term investments in the Consolidated Balance Sheet. Subsequently, the Company sold the remaining 32 million shares for proceeds of $58 million.
During the year ended December 31, 2024, the Company sold its 22 million share investment in West African Resources Ltd. for proceeds of $19 million and its 12 million share investment in Osino Resources Corp. for proceeds of $16 million.

During the year ended December 31, 2024, the Company purchased an additional 1.6 million shares of Snowline Gold Corp. ("Snowline") at an average cost of Cdn. $5.47 for a total cost of $6 million to maintain a 9.9% interest in Snowline in accordance with the Company's rights under its shareholder agreement.

On November 5, 2024, the Company purchased 4.4 million shares in Founders Metals Inc. at Cdn. $2.75 per share for a total cost of $9 million.

During the year ended December 31, 2024, the Company made other smaller purchases of long-term investments at a cost of $2 million.